DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Foreign Exchange Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,604	$ 21,276
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,460	3,531
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 997	$ 1,081
Average Exchange Rate	126.00%	126.00%
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 142	$ 917
Average Exchange Rate	74.00%	77.00%
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 184	$ 433
Average Exchange Rate	66.00%	69.00%
Foreign exchange contracts | Euro
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 406	$ 433
Average Exchange Rate	111.00%	111.00%
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 247	$ 126
Average Exchange Rate	1.10%	1.20%
Foreign exchange contracts | BRL
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 291	$ 0
Average Exchange Rate	15.30%	0.00%
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 193	$ 541
Average Exchange Rate	0.00%	0.00%